SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Corporate Update

Kool Husky Corporation, previously known as Golar Hull M2027 Corporation, was renamed effective August 9, 2023. The vessel bareboat chartered and operated by this entity was renamed to Kool Husky from Golar Bear effective August 19, 2023.

Kool Crystal Corporation, previously known as Golar Hull M2022 Corporation, was renamed effective July 1, 2023.

Dividend Distribution

On August 31, 2023, we declared a cash distribution of $0.41 per ordinary share in respect of the three months ended June 30, 2023 to common shareholders of record as of September 11, 2023 and the dividend will be paid on or around September 18, 2023.